Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of finance lease and operating lease by lessor [line items]
Income for non-accrued interests	$ 14,855,522	$ 45,729,497	$ 5,493,852
Expense relating to short-term leases for which recognition exemption has been used	$ 645,775	$ 91,378	$ 95,282